Consolidated Statements of Stockholders' Deficit (FY) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance (in shares) at Dec. 31, 2017	0	139,300,122
Beginning balance at Dec. 31, 2017	$ 0	$ 139,300	$ 94,995,040	$ (104,971,384)	$ (43,783)	$ (9,880,827)
Net loss				(11,631,394)		(11,631,394)
Proceeds from warrant exercise (in shares)		422,939
Proceeds from warrant exercise		$ 423	40,305			40,728
Cashless warrant exercises with waived proceeds (in shares)		6,395,499
Cashless warrant exercises with waived proceeds		$ 6,396	(6,396)			0
Shares issued for services (in shares)		1,049,340
Shares issued for services		$ 1,049	180,451			181,500
Reclassification of warrant liability to equity due to adoption of ASU 2017-11, amount			118,838			118,838
Conversion of promissory notes (in shares)		8,497,238
Conversion of promissory notes		$ 8,497	926,199			934,696
Warrants issued for services			828,690			828,690
Stock-based compensation - options and warrants			2,480,970			2,480,970
Warrants issued with convertible promissory note			808,458			808,458
Beneficial conversion feature on convertible promissory notes			709,827			709,827
Warrants issued with promissory note			36,104			36,104
Beneficial conversion feature on promissory notes			35,396			35,396
Foreign currency translation adjustment					(19,085)	(19,085)
Ending balance (in shares) at Dec. 31, 2018	0	155,665,138
Ending balance at Dec. 31, 2018	$ 0	$ 155,665	101,153,882	(116,602,778)	(62,868)	(15,356,099)
Cashless warrant exercises (in shares)		704,108
Cashless warrant exercises		$ 704	(704)			0
Cashless warrant exercises with waived proceeds (in shares)		3,333,334
Cashless warrant exercises with waived proceeds		$ 3,334	263,333			266,667
Foreign currency translation adjustment					(2,398)	(2,398)
Ending balance (in shares) at Mar. 31, 2019	0	160,322,580
Ending balance at Mar. 31, 2019	$ 0	$ 160,323	101,731,430	(117,520,434)	(65,266)	(15,693,947)
Beginning balance (in shares) at Dec. 31, 2018	0	155,665,138
Beginning balance at Dec. 31, 2018	$ 0	$ 155,665	101,153,882	(116,602,778)	(62,868)	(15,356,099)
Net loss						(4,931,748)
Ending balance (in shares) at Jun. 30, 2019	0	188,650,891
Ending balance at Jun. 30, 2019	$ 0	$ 188,651	103,774,485	(120,254,865)	(63,777)	(16,355,506)
Beginning balance (in shares) at Dec. 31, 2018	0	155,665,138
Beginning balance at Dec. 31, 2018	$ 0	$ 155,665	101,153,882	(116,602,778)	(62,868)	(15,356,099)
Net loss				(10,429,839)		(10,429,839)
Proceeds from warrant exercise (in shares)		40,284,422
Proceeds from warrant exercise		$ 40,285	3,581,674			1,758,142
Cashless warrant exercises (in shares)		4,962,157
Cashless warrant exercises		$ 4,962	(4,962)			0
Cashless warrant exercises with waived proceeds (in shares)	450,000	35,550
Cashless warrant exercises with waived proceeds	$ 450	$ 36,000
Shares issued for services (in shares)		150,000
Shares issued for services		$ 150	28,350			28,500
Conversion of short term notes payable and convertible notes payable, shares		65,247,517
Conversion of short term notes payable and convertible notes payable, amount		$ 65,248	6,427,607			6,492,855
Reclassification of warrant liability to equity due to adoption of ASU 2017-11, amount			262,339	1,279,661		$ 1,542,000
Conversion of promissory notes (in shares)		7,020,455				7,020,455
Conversion of promissory notes		$ 7,020	672,980			$ 680,000
Warrants issued for services			186,867			186,867
Stock-based compensation - options and warrants			333,422			333,422
Proceeds from PIPE offering, shares		20,000,711
Proceeds from PIPE offering, amount		$ 20,001	2,780,099			2,800,100
Foreign currency translation adjustment					634	634
Ending balance (in shares) at Dec. 31, 2019	0	293,780,400
Ending balance at Dec. 31, 2019	$ 0	$ 293,781	115,457,808	(125,752,956)	(62,234)	(10,063,601)
Beginning balance (in shares) at Mar. 31, 2019	0	160,322,580
Beginning balance at Mar. 31, 2019	$ 0	$ 160,323	101,731,430	(117,520,434)	(65,266)	(15,693,947)
Net loss						(2,734,431)
Cashless warrant exercises (in shares)		2,997,375
Cashless warrant exercises		$ 2,997	13,003			16,000
Cashless warrant exercises with waived proceeds (in shares)		2,475,000
Cashless warrant exercises with waived proceeds		$ 2,475	177,525			180,000
Warrants issued for services			36,067			36,067
Foreign currency translation adjustment					1,489	1,489
Ending balance (in shares) at Jun. 30, 2019	0	188,650,891
Ending balance at Jun. 30, 2019	$ 0	$ 188,651	103,774,485	(120,254,865)	(63,777)	(16,355,506)
Beginning balance (in shares) at Dec. 31, 2019	0	293,780,400
Beginning balance at Dec. 31, 2019	$ 0	$ 293,781	115,457,808	(125,752,956)	(62,234)	(10,063,601)
Cashless warrant exercises with waived proceeds (in shares)		1,820,461
Cashless warrant exercises with waived proceeds		$ 1,820	262,164			263,984
Shares issued for services (in shares)		1,000,000
Shares issued for services		$ 1,000	199,000			200,000
Foreign currency translation adjustment					4,826	4,826
Ending balance (in shares) at Mar. 31, 2020	0	297,663,672
Ending balance at Mar. 31, 2020	$ 0	$ 297,664	115,951,907	(128,754,104)	(57,408)	(12,561,941)
Beginning balance (in shares) at Dec. 31, 2019	0	293,780,400
Beginning balance at Dec. 31, 2019	$ 0	$ 293,781	115,457,808	(125,752,956)	(62,234)	(10,063,601)
Net loss						(6,634,168)
Cashless warrant exercises with waived proceeds						354,729
Ending balance (in shares) at Jun. 30, 2020	0	302,119,428
Ending balance at Jun. 30, 2020	$ 0	$ 302,119	117,326,629	(132,387,124)	(64,157)	(14,822,533)
Beginning balance (in shares) at Mar. 31, 2020	0	297,663,672
Beginning balance at Mar. 31, 2020	$ 0	$ 297,664	115,951,907	(128,754,104)	(57,408)	(12,561,941)
Net loss						(3,633,020)
Cashless warrant exercises with waived proceeds (in shares)		759,328
Cashless warrant exercises with waived proceeds		$ 759	89,986			90,745
Shares issued for services (in shares)		2,200,000
Shares issued for services		$ 2,200	515,300			517,500
Stock-based compensation - options and warrants		$ 225	44,025			44,250
Foreign currency translation adjustment					(6,749)	(6,749)
Ending balance (in shares) at Jun. 30, 2020	0	302,119,428
Ending balance at Jun. 30, 2020	$ 0	$ 302,119	$ 117,326,629	$ (132,387,124)	$ (64,157)	$ (14,822,533)